Accounts Receivable, Net - Changes To Provisions (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
ACCOUNTS RECEIVABLE NET CURRENT [Abstract]
Balance at Beggining of Year	$ (2,144)	$ (1,470)	$ (978)
Charges to Expenses	(567)	(747)	(492)
Amount Utilized	59	73	0
Balance at End of Year	$ (2,652)	$ (2,144)	$ (1,470)